Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total		$ 400,950	$ 211,130	$ 12,200	$ 3,670	$ 2,030	$ 8,340	$ 638,320
ARGENTINA
Total	[1]	11,260	32,460	2,010			3,650	49,390
ARGENTINA | Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member]
Total	[1]	11,260						11,260
ARGENTINA | Santa Cruz Province - Secretariat of Mining of Santa Cruz [Member]
Total	[1]		10,040					10,040
ARGENTINA | Fomicruz - Fomento Minero de Santa Cruz S.E. (state company; minority shareholder in CVSA) [Member]
Total	[1]		22,420	50				22,470
ARGENTINA | Santa Cruz Province - Fondo Fiduciario UniRSE [Member]
Total	[1]						3,010	3,010
ARGENTINA | Puerto San Julian Municipality - Development Agency [Member]
Total	[1]						650	650
ARGENTINA | Santa Cruz Province - Agricultural Council of Santa Cruz [Member]
Total	[1]			1,970				1,970
COLOMBIA
Total	[1]	32,170					140	32,310
COLOMBIA | Jericó Municipality - Mayor’s Office of Jericó (Alcaldía Municipal de Jericó) [Member]
Total	[1]	190						190
COLOMBIA | Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member]
Total	[1]	31,810						31,810
COLOMBIA | Jericó Municipality - Cultural, Infrastructure, Education & Agriculture Secretaries [Member]
Total	[1]						140	140
COLOMBIA | Antioquia Department - Finance Ministry of Antioquia [Member]
Total	[1]	160						160
BRAZIL
Total	[1]	5,110	10,290	90				15,490
BRAZIL | Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member]
Total	[1]	3,800						3,800
BRAZIL | Municipal Government of Nova Lima [Member]
Total	[1]	830		70				910
BRAZIL | Municipal Government of Sabará [Member]
Total	[1]	480		20				500
BRAZIL | National Mining Agency [Member]
Total	[1]		10,290					10,290
AUSTRALIA
Total	[1]	(35,260)	27,680	1,600				(5,980)
AUSTRALIA | State Government of Western Australia - Department of Energy, Mines, Industry Regulation and Safety [Member]
Total	[1]		27,680	1,400				29,080
AUSTRALIA | Australian Taxation Office [Member]
Total	[1]	(35,260)		80				(35,180)
AUSTRALIA | State Government of Western Australia - Department of Water and Environment Regulation [Member]
Total	[1]			110				110
UNITED STATES
Total	[1]			2,410				2,410
UNITED STATES | Bureau of Land Management [Member]
Total	[1]			2,410				2,410
CANADA
Total	[1]	3,330						3,330
CANADA | Receiver General of Canada [Member]
Total	[1]	3,330						3,330
GHANA
Total	[1]	56,740	45,100	1,630	3,670		450	107,590
GHANA | Ghana Revenue Authority (GRA) [Member]
Total	[1]	56,390	45,100		$ 3,670			105,160
GHANA | Tarkwa Nsuaem Municipal Assembly [Member]
Total	[1]			230				230
GHANA | Ministry of Lands and Natural Resources [Member]
Total	[1]						450	450
GHANA | Minerals Commission of Ghana [Member]
Total	[1]			1,400				1,400
GHANA | Obuasi East Municipal Assembly [Member]
Total	[1]	350						350
GUINEA
Total	[1]		30,060			1,950	820	32,830
GUINEA | Rural Municipality of Kintinian [Member]
Total	[1]					330	590	920
GUINEA | Urban Municipality of Siguiri [Member]
Total	[1]					350	160	500
GUINEA | Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member]
Total	[1]		27,690					27,690
GUINEA | Boukaria District [Member]
Total	[1]					250	40	280
GUINEA | Fatoya District [Member]
Total	[1]					530	20	550
GUINEA | Balato District [Member]
Total	[1]					490	20	510
GUINEA | Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member]
Total	[1]		2,370					2,370
SOUTH AFRICA
Total	[1]	245,870						245,870
SOUTH AFRICA | South African Revenue Service (SARS) [Member]
Total	[1]	245,870						245,870
TANZANIA, UNITED REPUBLIC OF
Total	[1]	81,740	65,530	4,450		80	3,280	155,090
TANZANIA, UNITED REPUBLIC OF | Geita District and Town Councils [Member]
Total	[1]	2,810				$ 80	$ 3,280	6,170
TANZANIA, UNITED REPUBLIC OF | Inspector General of Police [Member]
Total	[1]			1,420				1,420
TANZANIA, UNITED REPUBLIC OF | Lake Victoria Basin Water Board [Member]
Total	[1]			250				250
TANZANIA, UNITED REPUBLIC OF | Ministry of Minerals [Member]
Total	[1]		$ 65,530	2,080				67,610
TANZANIA, UNITED REPUBLIC OF | Tanzania Electric Supply Company Limited (TANESCO) [Member]
Total	[1]			200				200
TANZANIA, UNITED REPUBLIC OF | Tanzania Forest Services Agency (TFS) [Member]
Total	[1]			$ 490				490
TANZANIA, UNITED REPUBLIC OF | Tanzania Revenue Authority (TRA) [Member]
Total	[1]	$ 78,940						$ 78,940

[1]
When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was ARS 293.67 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2023 to 31 December 2023 was COP 4,329.00 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was BRL 5.00 : USD 1.00.
When payments were made in Canadian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was CAD 1.35 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was AUD 1.51 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1 January 2023 to 31 December 2023 was ZAR 18.45 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was GNF 8,510.89 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was GHS 11.48 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2023 to 31 December 2023 was TZS 2,417.44 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was GBP 0.80 : USD 1.00.